Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

Standby letters of credit and performance bonds, issued by third-party entities, are used to guarantee our performance under various contracts, principally in connection with the development of our projects and land purchase obligations. As of September 30, 2013 and December 31, 2012, we had $3.8 million and $4.5 million, respectively, of outstanding letters of credit.  Performance bonds do not have stated expiration dates; rather, we are released from the bonds as the contractual performance is completed. These performance bonds, which totaled $11.3 million and $8.4 million as of September 30, 2013 and December 31, 2012, respectively, are typically outstanding over a period of approximately one to five years or longer, depending on the pace of development.  Our estimated exposure on the outstanding performance bonds as of September 30, 2013 was $4.6 million based on development remaining to be completed.

In accordance with various amenity and equity club documents, we operate the facilities until control of the amenities is transferred to the membership.  Additionally, we are required to fund (i) the cost of constructing club facilities and acquiring related equipment and (ii) operating deficits prior to turnover.  We do not currently believe that these obligations will have a material adverse effect on our financial condition, results of operations or cash flows.

We may be responsible for funding certain condominium and homeowner association deficits in the ordinary course of business.

Legal Proceedings

The Company and certain of its subsidiaries have been named as defendants in various claims, complaints, and other legal actions arising in the normal course of business.  In the opinion of management, the outcome of these matters will not have a material adverse effect on the Company’s financial condition, results of operations or cash flows.  However, it is possible that future results of operations for any particular quarterly or annual period could be materially affected by changes in our estimates and assumptions related to these proceedings, or the ultimate resolution of the litigation.

One pending proceeding was brought by a condominium association alleging construction defects and other matters. This pending proceeding was filed as a proof of claim in our bankruptcy proceedings during February 2009 in an unliquidated amount. The Company asserted that all prepetition claims for construction defects were barred by the plan of reorganization and bankruptcy discharge and, therefore, we believe that any potential losses will not be material to our financial condition, results of operations and cash flows.  During May 2013, the condominium association received permission to file a state court action without violating the plan of reorganization and bankruptcy discharge. The Company has appealed and is vigorously defending this action. As a result of being in the early stages of litigation, we are unable to estimate the amount of any potential loss.

15. Commitments and Contingencies

        We lease office facilities, sales offices, and various equipment. Minimum future commitments under noncancelable operating leases having an initial or remaining term in excess of one year as of December 31, 2012, are as follows (in thousands):

Years Ended December 31,
2013	$4,127
2014	3,242
2015	2,565
2016	1,059
2017	223
Thereafter	—

$11,216

        Rental expense of approximately $5.3 million and $6.9 million was incurred for the years ended December 31, 2012 and 2011, respectively.

        Standby letters of credit and performance bonds, issued by third-party entities, are used to guarantee our performance under various contracts, principally in connection with the development of our projects and land purchase obligations. At December 31, 2012 and 2011, respectively, we had approximately $4.5 million and $8.1 million annual letters of credit outstanding. Performance bonds do not have stated expiration dates; rather, we are released from the bonds as the contractual performance is completed. These bonds, which approximated $8.4 million and $9.7 million at December 31, 2012 and 2011, respectively, are typically outstanding over a period of approximately one to five years. Our estimated exposure on the outstanding surety bonds is approximately $4.1 million based on development remaining to be completed.

        In accordance with various amenity and equity club documents, we operate the facilities until control of the amenities are transferred to the membership. In addition, we are required to fund the cost of constructing club facilities and acquiring related equipment and to support operating deficits prior to turnover. We do not currently believe these obligations will have any material adverse effect on our financial position or results of operations and cash flows.

        We may be responsible for funding certain condominium and homeowner association deficits in the ordinary course of business.

Legal Proceedings

        The Company and certain of its subsidiaries have been named as defendants in various claims, complaints, and other legal actions arising in the normal course of business. In the opinion of management, the outcome of these matters will not have a material adverse effect on our financial condition, results of operation, or cash flows. However, it is possible that future results of operations for any particular quarterly or annual period could be materially affected by changes in our estimates and assumptions related to these proceedings, or due to the ultimate resolution of the litigation.

        Included in the legal actions noted above are two pending proceedings brought by condominium associations alleging construction defects and other matters. These pending proceeding were filed as proofs of claim in the Chapter 11 cases in February 2009 in unliquidated amounts. The Company asserted that all prepetition claims for construction defects were barred by the plan of reorganization and bankruptcy discharge, and therefore, any potential losses were determined not to be material to our financial statements. In May 2013, one of the condominium associations received permission to file a state court action without violating the plan of reorganization and bankruptcy discharge. The Company intends to appeal this decision and vigorously defend this action. As a result of still being in the early stages of litigation, we are unable to estimate the amount of any potential losses.